UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Core Bond Enhanced Index Series of Quantitative Master
               Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
                                       (000)    Asset-Backed Securities                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $   341   Capital Auto Receivables Asset Trust Series 2004-2
                                                Class A3, 3.58%, 1/15/09                                              $     341,203
                                        2,400   Chase Issuance Trust Series 2007-A17 Class A, 5.12%,
                                                10/15/14                                                                  2,481,289
                                          957   Ford Credit Auto Owner Trust Series 2006-B Class
                                                A2A, 5.42%, 7/15/09                                                         958,748
                                        5,751   Honda Auto Receivables Owner Trust Series 2006-3
                                                Class A3, 5.12%, 10/15/10                                                 5,819,768
                                        2,639   Nissan Auto Receivables Owner Trust Series 2006-A
                                                Class A3, 4.74%, 9/15/09                                                  2,652,278
                                        2,288   Option One Mortgage Loan Trust Series 2007-5 Class
                                                2A1, 2.689%, 5/25/37 (a)                                                  2,194,691
                                        3,069   USAA Auto Owner Trust Series 2005-4 Class A4,
                                                4.89%, 8/15/12                                                            3,111,918
                                        2,903   Wachovia Auto Owner Trust Series 2005-B Class A5,
                                                4.93%, 11/20/12                                                           2,957,275
                                        2,368   Whole Auto Loan Trust Series 2004-1 Class A4, 3.26%,
                                                3/15/11                                                                   2,367,394
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Asset-Backed Securities
                                                (Cost - $22,645,424) - 5.6%                                              22,884,564
-----------------------------------------------------------------------------------------------------------------------------------
                                                U.S. Government Agency Mortgage-Backed
                                                Securities - Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                        2,205   Fannie Mae Trust Series 2006-116 Class VC, 6%,
                                                2/25/16                                                                   2,315,207
                                        5,962   Fannie Mae Trust Series 2007-32 Class KP, 5.50%,
                                                4/25/37                                                                   6,188,036
                                        2,502   Freddie Mac Multiclass Certificates Series 3294 Class
                                                NA, 5.50%, 7/15/27                                                        2,582,077
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total U.S. Government Agency Mortgage-Backed
                                                Securities - Collateralized Mortgage Obligations
                                                (Cost - $10,629,045) - 2.7%                                              11,085,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                U.S. Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                        1,020   Tennessee Valley Authority Series E, 6.25%,
                                                12/15/17                                                                  1,199,351
                                          672   U.S. Treasury Bonds, 2.375%, 1/15/25                                        730,926
                                       16,745   U.S. Treasury Notes, 2%, 2/28/10                                         16,861,428
                                          945   U.S. Treasury Notes, 3.50%, 2/15/18                                         950,463
                                        1,870   U.S. Treasury Notes, 5%, 5/15/37                                          2,091,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total U.S. Government & Agency Obligations
                                                (Cost - $21,404,485) - 5.4%                                              21,834,085
-----------------------------------------------------------------------------------------------------------------------------------
                                                U.S. Government Agency Mortgage-Backed
                                                Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                       20,625      5.00%, 4/15/23 - 6/01/36 (b)                                          20,584,090
                                       46,907      5.50%, 4/15/23 - 4/15/38 (b)                                          47,551,779
                                        3,935      5.85%, 8/01/36 (a)                                                     4,030,165

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par     U.S. Government Agency Mortgage-Backed
                                       (000)    Securities                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 1,235      6.00%, 2/01/13 - 10/01/37                                          $   1,269,724
                                        1,845      6.50%, 1/01/13 - 4/15/38 (b)                                           1,920,476
                                          178      7.00%, 4/01/27 - 3/01/31                                                 189,210
                                          160      7.50%, 10/01/27 - 5/01/32                                                173,110
                                          143      8.00%, 9/01/15 - 9/01/31                                                 155,125
                                           12      8.50%, 5/01/30 - 1/01/31                                                  13,650
                                           29      9.50%, 7/01/17                                                            31,996
                                           15      10.00%, 10/01/18 - 5/01/22                                                17,145
                                            5      10.50%, 12/01/16                                                           5,169
                                                                                                                      -------------
                                                                                                                         75,941,639
-----------------------------------------------------------------------------------------------------------------------------------
                                                Freddie Mac Mortgage Participation Certificates:
                                       15,314      4.50%, 2/01/11 - 12/01/35 (b)                                         15,095,364
                                       33,745      5.00%, 11/01/17 - 2/01/36                                             33,753,298
                                       17,152      5.50%, 12/01/16 - 5/01/37                                             17,391,597
                                        2,734      5.733%, 4/01/37 (a)                                                    2,786,867
                                        3,167      5.874%, 4/01/37 (a)                                                    3,226,645
                                        2,403      6.00%, 4/01/16 - 10/01/17                                              2,478,885
                                          391      6.50%, 7/01/15 - 8/01/32                                                 409,949
                                        2,139      7.00%, 1/01/11 - 11/01/32                                              2,265,323
                                          501      7.50%, 7/01/10 - 9/01/32                                                 539,526
                                          268      8.00%, 11/01/24 - 3/01/32                                                291,301
                                           25      8.50%, 5/01/28 - 8/01/30                                                  27,217
                                            7      9.00%, 9/01/14                                                             7,435
                                           96      9.50%, 2/01/19                                                           105,877
                                           16      10.00%, 3/01/10 - 9/01/17                                                 17,098
                                           14      10.50%, 4/01/16                                                           14,468
                                            8      11.00%, 9/01/16                                                            9,414
                                            2      11.50%, 8/01/15                                                            2,504
                                           12      12.50%, 2/01/14                                                           13,784
                                                                                                                      -------------
                                                                                                                         78,436,552
-----------------------------------------------------------------------------------------------------------------------------------
                                                Ginnie Mae MBS Certificates:
                                        2,404      4.50%, 9/15/2035                                                       2,337,449
                                        6,752      5.00%, 4/15/35 - 5/15/36                                               6,761,845
                                       15,397      5.50%, 1/15/35 - 5/15/38 (b)                                          15,706,862
                                        6,221      6.00%, 4/20/26 - 6/15/35                                               6,440,949
                                        1,459      6.50%, 2/15/14 - 11/15/34                                              1,523,066
                                          808      7.00%, 4/15/13 - 10/15/31                                                863,294
                                          292      7.50%, 3/15/24 - 3/15/32                                                 314,839
                                          168      8.00%, 12/15/22 - 6/15/31                                                184,197
                                           66      8.50%, 11/15/17 - 3/15/31                                                 73,154
                                           55      9.00%, 4/15/18 - 11/15/24                                                 60,238
                                            2      9.50%, 9/15/21                                                             1,711
                                                                                                                      -------------
                                                                                                                         34,267,604
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total U.S. Government Agency Mortgage-
                                                Backed Securities
                                                (Cost - $185,884,852) - 46.4%                                           188,645,795
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par     Non-U.S. Government Agency Mortgage-Backed
                                       (000)    Securities                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage               $   496   American Home Mortgage Assets Series 2006-6 Class
Obligations - 6.2%                              A1A, 2.789%, 12/25/46 (a)                                             $     371,604
                                        6,255   Bear Stearns Adjustable Rate Mortgage Trust Series
                                                2007-4 Class 22A1, 6.004%, 6/25/47 (a)                                    5,676,162
                                        6,229   Citigroup Mortgage Loan Trust, Inc. Series 2005-4
                                                Class A, 5.344%, 8/25/35 (a)                                              5,580,224
                                          435   Countrywide Alternative Loan Trust Series 2006-01A0
                                                Class 1A1, 5.482%, 8/25/46 (a)                                              330,372
                                        1,095   Countrywide Alternative Loan Trust Series 2006-0A21
                                                Class A1, 2.726%, 3/20/47 (a)                                               831,061
                                        1,411   Countrywide Home Loan Mortgage Pass-Through
                                                Trust Series 2007-16 Class A1, 6.50%, 10/25/37                            1,390,404
                                          487   Countrywide Home Loans Series 2006-0A5 Class 2A1,
                                                2.799%, 4/25/46 (a)                                                         365,380
                                          732   Credit Suisse Mortgage Capital Certificate Series 2006
                                                8 Class 3A1, 6%, 10/25/21                                                   665,648
                                          685   Deutsche Alt-A Securities, Inc. Mortgage L Series
                                                2006-0A1 Class A1, 2.799%, 2/25/47 (a)                                      521,217
                                        1,376   GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1,
                                                3.325%, 8/25/46 (a)                                                       1,138,250
                                          854   Harborview Mortgage Loan Trust Series 2006-9 Class
                                                2A1A, 2.769%, 11/19/36 (a)                                                  649,932
                                          322   JPMorgan Mortgage Trust Series 2006-S2 Class 2A2,
                                                5.875%, 7/25/36                                                             292,198
                                          261   JPMorgan Mortgage Trust Series 2007-S1 Class 1A2,
                                                5.50%, 3/25/22                                                              235,344
                                        3,508   Residential Accredit Loans, Inc. Series 2006-QA9
                                                Class A1, 2.779%, 11/25/36 (a)                                            2,324,329
                                          653   Residential Accredit Loans, Inc. Series 2007-Q02
                                                Class A1, 2.749%, 2/25/47 (a)                                               456,234
                                          572   WaMu Mortgage Pass-Through Certificates Series
                                                2007-0A4 Class 1A, 5.292%, 5/25/47 (a)                                      486,177
                                          981   WaMu Mortgage Pass-Through Certificates Series
                                                2007-0A5 Class 1A, 5.08%, 6/25/47 (a)                                       784,662
                                        3,000   Wells Fargo Mortgage Backed Securities Trust Series
                                                2004-S Class A6, 3.541%, 9/25/34 (a)                                      3,020,175
                                                                                                                      -------------
                                                                                                                         25,119,373
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed              2,030   Banc of America Commercial Mortgage, Inc. Series
Securities - 11.8%                              2002-PB2 Class A3, 6.085%, 6/11/35 (c)                                    2,045,197
                                        1,676   Banc of America Commercial Mortgage, Inc. Series
                                                2005-4 Class A5A, 4.933%, 7/10/45                                         1,640,103
                                        1,194   Bear Stearns Commercial Mortgage Securities Series
                                                2005-PWR8 Class AJ, 4.75%, 6/11/41                                        1,021,784
                                        1,323   CS First Boston Mortgage Securities Corp. Series 2001-
                                                CK1 Class C, 6.73%, 12/18/35                                              1,362,386
                                        1,350   CW Capital Cobalt Ltd. Series 2007-C3 Class A4,
                                                6.015%, 5/15/46 (a)                                                       1,348,293

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par     Non-U.S. Government Agency Mortgage-Backed
                                       (000)    Securities                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 3,980   Citigroup/Deutsche Bank Commercial Mortgage
                                                Series 2007-CD4 Class A4, 5.322% (d)                                  $   3,841,367
                                        1,188   Credit Suisse Mortgage Capital Certificates Series
                                                2007-C3 Class A4, 5.913%, 6/15/39 (a)                                     1,178,930
                                        1,755   First Union NB-Bank of America Commercial Mortgage
                                                Trust Series 2001-C1 Class A2,
                                                6.136%, 3/15/33                                                           1,782,992
                                        2,021   GE Capital Commercial Mortgage Corp. Series 2005-
                                                C1 Class A2, 4.353%, 6/10/48                                              1,992,029
                                        1,433   GS Mortgage Securities Corp. II Series 2004-GG2 Class
                                                A5, 5.279%, 8/10/38 (a)                                                   1,396,215
                                        1,622   GS Mortgage Securities Corp. II Series 2005-GG4 Class
                                                A4, 4.761%, 7/10/39                                                       1,574,489
                                        1,670   GS Mortgage Securities Corp. II Series 2007-GG10
                                                Class A4, 5.993%, 8/10/45 (a)                                             1,667,341
                                        1,860   JPMorgan Chase Commercial Mortgage Securities
                                                Corp. Series 2001-CIB3 Class A3, 6.465%, 11/15/35                         1,909,238
                                        1,598   JPMorgan Chase Commercial Mortgage Securities
                                                Corp. Series 2001-CIB3 Class B, 6.678%, 11/15/35                          1,653,570
                                        2,242   JPMorgan Chase Commercial Mortgage Securities
                                                Corp. Series 2001-CIBC Class B, 6.446%, 3/15/33                           2,294,329
                                        1,345   JPMorgan Chase Commercial Mortgage Securities
                                                Corp. Series 2005-LDP4 Class AM,
                                                4.999%, 10/15/42 (a)                                                      1,270,195
                                        2,014   JPMorgan Chase Commercial Mortgage Securities
                                                Corp. Series 2006-LDP7 Class A4, 6.066%,
                                                4/15/45 (a)                                                               2,046,812
                                        1,433   LB-UBS Commercial Mortgage Trust Series 2003-C8
                                                Class A4, 5.124%, 11/15/32 (a)                                            1,416,962
                                          979   Morgan Stanley Capital I Series 1999-RM1 Class A2,
                                                6.71%, 12/15/31 (a)                                                         982,198
                                        3,907   Morgan Stanley Capital I Series 1999-WF1 Class B,
                                                6.32%, 11/15/31 (a)                                                       3,917,393
                                        1,856   Morgan Stanley Capital I Series 2005-T19 Class A2,
                                                4.725%, 6/12/47                                                           1,832,306
                                        2,725   Morgan Stanley Capital I Series 2007-IQ15 Class A4,
                                                5.882% (a)(d)                                                             2,742,767
                                        1,275   Morgan Stanley Capital I Series 2007-IQ16 Class A4,
                                                5.809% (d)                                                                1,264,042
                                        3,135   Morgan Stanley Capital I Series 2007-T27 Class A4,
                                                5.804%, 6/13/42 (a)                                                       3,103,167

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par     Non-U.S. Government Agency Mortgage-Backed
                                       (000)    Securities                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 2,825   Wachovia Bank Commercial Mortgage Trust Series
                                                2006-C29 Class A4, 5.308%, 11/15/48                                   $   2,738,817
                                                                                                                      -------------
                                                                                                                         48,022,922
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Non-U.S. Government Agency
                                                Mortgage-Backed Securities
                                                (Cost - $75,396,251) - 18.0%                                             73,142,295
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                        Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                431   Northrop Grumman Corp., 7.125%, 2/15/11                                     466,148
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%            325   United Parcel Service, Inc., 6.20%, 1/15/38                                 347,640
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                        206   DaimlerChrysler NA Holding Corp., 7.30%,
                                                1/15/12                                                                     219,944
                                          312   DaimlerChrysler NA Holding Corp., 6.50%,
                                                11/15/13                                                                    328,875
                                          257   DaimlerChrysler NA Holding Corp., 8.50%,
                                                1/18/31                                                                     293,784
                                                                                                                      -------------
                                                                                                                            842,603
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.8%                    475   The Bear Stearns Cos., Inc., 4.326%, 7/19/10 (a)                            428,090
                                        1,300   The Bear Stearns Cos., Inc., 6.95%, 8/10/12                               1,300,641
                                          675   The Bear Stearns Cos., Inc., 6.40%, 10/02/17                                666,496
                                        1,367   Credit Suisse Guernsey Ltd., 5.86% (a)(d)                                 1,158,025
                                          562   Goldman Sachs Capital II, 5.793% (a)(d)                                     374,348
                                          456   The Goldman Sachs Group, Inc., 5.25%, 10/15/13                              453,384
                                          386   The Goldman Sachs Group, Inc., 5.125%, 1/15/15                              375,228
                                          316   The Goldman Sachs Group, Inc., 6.125%, 2/15/33                              287,740
                                        2,095   Lehman Brothers Holdings, Inc., 3.233%,
                                                5/25/10 (a)                                                               1,874,179
                                          180   Lehman Brothers Holdings, Inc., 7.875%, 8/15/10                             184,300
                                        1,150   Lehman Brothers Holdings, Inc., 6.75%, 12/28/17                           1,105,512
                                          575   Lehman Brothers Holdings, Inc., 4.50%,
                                                9/15/22 (a)                                                                 529,215
                                          630   Lehman Brothers Holdings, Inc. Series I, 5.25%,
                                                2/06/12                                                                     607,910
                                          305   Lehman Brothers Holdings, Inc. Series MTN, 7%,
                                                9/27/27                                                                     281,921
                                          364   Morgan Stanley, 6.60%, 4/01/12                                              377,387
                                          200   Morgan Stanley, 5.375%, 10/15/15                                            189,786
                                        1,660   Morgan Stanley, 6.25%, 8/28/17                                            1,650,950
                                        1,910   Morgan Stanley Series F, 5.55%, 4/27/17                                   1,796,195
                                        1,865   UBS AG Series DPNT, 5.875%, 12/20/17                                      1,906,269
                                                                                                                      -------------
                                                                                                                         15,547,576
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.9%                 3,255   ANZ National International Ltd., 2.82%,
                                                4/14/10 (a)(e)                                                            3,225,796
                                        1,103   BSCH Issuance Ltd., 7.625%, 11/03/09                                      1,179,828
                                          217   Bank One Corp., 5.90%, 11/15/11                                             230,220
                                          700   Barclays Bank Plc, 7.434% (a)(d)(e)                                         632,859
                                          393   Corporacion Andina de Fomento, 6.875%,
                                                3/15/12                                                                     422,626

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
Industry                               (000)    Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $   515   HSBC Bank USA NA, 4.625%, 4/01/14                                     $     496,824
                                          735   Korea Development Bank, 4.75%, 7/20/09                                      742,546
                                          500   M&T Bank Corp., 3.85%, 4/01/13 (a)(e)                                       473,000
                                        1,100   Royal Bank of Scotland Group Plc, 6.99% (a)(d)(e)                           933,790
                                          400   U.S. Bank, NA, 4.40%, 8/15/08                                               401,478
                                        1,500   Wachovia Bank NA, 6.60%, 1/15/38                                          1,389,783
                                          658   Wachovia Corp., 5.625%, 12/15/08                                            663,452
                                          448   Wachovia Corp., 3.625%, 2/17/09                                             446,605
                                        1,227   Wells Fargo & Co., 3.125%, 4/01/09                                        1,214,092
                                        3,525   Wells Fargo & Co., 4.375%, 1/31/13                                        3,506,948
                                                                                                                      -------------
                                                                                                                         15,959,847
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%           257   Cisco Systems, Inc., 5.50%, 2/22/16                                         265,894
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.2%            755   International Business Machines Corp., 5.70%,
                                                9/14/17                                                                     790,909
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                   110   CitiFinancial Credit Co., 10%, 5/15/09                                      117,440
                                          400   FIA Card Services NA, 4.625%, 8/03/09                                       405,279
                                          225   FIA Card Services NA, 7.125%, 11/15/12                                      249,445
                                        1,075   SLM Corp., 3.471%, 7/27/09 (a)                                              904,432
                                                                                                                      -------------
                                                                                                                          1,676,596
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%             147   Sealed Air Corp., 5.375%, 4/15/08 (e)                                       147,086
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 6.1%      83   Bank of America Corp., 6.60%, 5/15/10                                        87,567
                                          551   Bank of America Corp., 4.875%, 1/15/13                                      561,752
                                          625   Bank of America Corp., 4.75%, 8/01/15                                       618,589
                                          400   Bank of America Corp., 7.80%, 9/15/16                                       456,674
                                        1,150   Bank of America Corp., 6%, 9/01/17                                        1,209,078
                                        2,130   Bank of America Corp., 5.75%, 12/01/17                                    2,204,216
                                        1,485   Bank of America Corp. Series K, 8% (a)(d)                                 1,486,781
                                           92   Citigroup, Inc., 6.50%, 1/18/11                                              95,404
                                          147   Citigroup, Inc., 6%, 2/21/12                                                150,074
                                        1,700   Citigroup, Inc., 5.30%, 10/17/12                                          1,708,287
                                          276   Citigroup, Inc., 5.875%, 2/22/33                                            232,248
                                          257   Citigroup, Inc., 5.85%, 12/11/34                                            223,419
                                        1,230   Citigroup, Inc., 8.30%, 12/21/77 (a)                                      1,212,009
                                        1,000   General Electric Capital Corp., 6.15%, 8/07/37                              998,551
                                          925   General Electric Capital Corp., 6.375%, 11/15/67 (a)                        905,130
                                          441   General Electric Capital Corp. Series A, 4.875%,
                                                10/21/10                                                                    458,313
                                        7,332   General Electric Capital Corp. Series A, 5%,
                                                12/01/10                                                                  7,669,360
                                          294   JPMorgan Chase & Co., 3.50%, 3/15/09                                        293,043
                                          368   JPMorgan Chase & Co., 4.50%, 11/15/10                                       373,060
                                          474   JPMorgan Chase & Co., 6.625%, 3/15/12                                       503,935
                                          950   JPMorgan Chase Bank NA, 6%, 7/05/17                                         992,529
                                        2,450   JPMorgan Chase Capital XXV, 6.80%, 10/01/37                               2,238,509
                                                                                                                      -------------
                                                                                                                         24,678,528
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
Industry                               (000)    Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication      $    1,675   AT&T, Inc., 6.50%, 9/01/37                                            $   1,656,897
Services - 0.7%                           588   Deutsche Telekom International Finance BV, 3.875%,
                                                7/22/08                                                                     588,388
                                          187   GTE Corp., 6.94%, 4/15/28                                                   188,752
                                          349   Telecom Italia Capital SA, 5.25%, 10/01/15                                  317,069
                                                                                                                      -------------
                                                                                                                          2,751,106
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                 206   Commonwealth Edison Co., 6.95%, 7/15/18                                     211,150
                                          775   Florida Power & Light Co., 5.95%, 2/01/38                                   777,837
                                          475   PacifiCorp., 6.25%, 10/15/37                                                479,927
                                                                                                                      -------------
                                                                                                                          1,468,914
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%        110   Halliburton Co., 5.50%, 10/15/10                                            115,816
                                          360   Transocean, Inc., 6%, 3/15/18                                               370,305
                                                                                                                      -------------
                                                                                                                            486,121
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                    1,115   Kraft Foods, Inc., 6.50%, 8/11/17                                         1,143,933
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                   221   WellPoint, Inc., 5.95%, 12/15/34                                            195,275
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                          386   Chubb Corp., 6.375%, 3/29/67 (a)                                            359,552
                                          110   MetLife, Inc., 6.125%, 12/01/11                                             118,028
                                          331   MetLife, Inc., 5%, 11/24/13                                                 346,568
                                          147   MetLife, Inc., 5.70%, 6/15/35                                               130,768
                                          368   Monumental Global Funding II, 4.375%,
                                                7/30/09 (e)                                                                 370,304
                                          645   Progressive Corp., 6.70%, 6/15/37 (a)                                       574,451
                                          110   SunAmerica, Inc., 5.60%, 7/31/97                                             85,079
                                                                                                                      -------------
                                                                                                                          1,984,750
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                              750   Comcast Cable Communications Holdings, Inc.,
                                                8.375%, 3/15/13                                                             833,123
                                          331   Comcast Cable Communications LLC, 8.875%,
                                                5/01/17                                                                     378,618
                                          342   Comcast Corp., 5.85%, 1/15/10                                               351,538
                                          221   Comcast Corp., 6.50%, 1/15/17                                               225,712
                                          327   Comcast Corp., 7.05%, 3/15/33                                               333,450
                                          184   Comcast Corp., 6.50%, 11/15/35                                              174,024
                                          925   Comcast Corp., 6.95%, 8/15/37                                               926,855
                                          489   News America, Inc., 7.25%, 5/18/18                                          539,524
                                          250   News America, Inc., 7.28%, 6/30/28                                          263,766
                                          259   Time Warner Cos., Inc., 6.875%, 6/15/18                                     259,810
                                        1,220   Time Warner, Inc., 6.875%, 5/01/12                                        1,259,451
                                                                                                                      -------------
                                                                                                                          5,545,871
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                    120   Corporacion Nacional del Cobre de Chile - CODELCO,
                                                6.375%, 11/30/12 (e)                                                        131,153
                                          221   Inco Ltd., 7.75%, 5/15/12                                                   244,034
                                          110   Teck Cominco Ltd., 6.125%, 10/01/35                                          94,037
                                                                                                                      -------------
                                                                                                                            469,224
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                    221   Dominion Resources, Inc., 5.70%, 9/17/12                                    231,431
-----------------------------------------------------------------------------------------------------------------------------------

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
Industry                               (000)    Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%               $    18   Federated Department Stores, Inc., 6.625%,
                                                9/01/08                                                               $      18,084
                                           99   Federated Department Stores, Inc., 6.30%,
                                                4/01/09                                                                      99,013
                                        2,450   Target Corp., 6%, 1/15/18                                                 2,507,989
                                                                                                                      -------------
                                                                                                                          2,625,086
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%        287   Anadarko Finance Co. Series B, 6.75%, 5/01/11                               306,547
                                          221   Anadarko Petroleum Corp., 6.45%, 9/15/36                                    225,056
                                          349   Consolidated Natural Gas Co. Series C, 6.25%,
                                                11/01/11                                                                    368,748
                                          441   EnCana Corp., 4.75%, 10/15/13                                               428,092
                                           96   Kern River Funding Corp., 4.893%, 4/30/18 (e)                                98,041
                                          588   Midamerican Energy Holdings Co., 5.95%,
                                                5/15/37                                                                     550,789
                                          400   Midamerican Energy Holdings Co., 6.50%,
                                                9/15/37                                                                     400,870
                                          200   PTT PCL, 5.875%, 8/03/35 (e)                                                170,744
                                           68   Pemex Project Funding Master Trust, 9.125%,
                                                10/13/10                                                                     76,160
                                          575   XTO Energy, Inc., 6.75%, 8/01/37                                            614,987
                                                                                                                      -------------
                                                                                                                          3,240,034
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%            221   Celulosa Arauco y Constitucion SA, 5.125%, 7/09/13                          220,952
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                    118   Teva Pharmaceutical Finance LLC, 6.15%,
                                                2/01/36                                                                     115,028
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.0%         169   Golden West Financial Corp., 4.75%, 10/01/12                                174,297
-----------------------------------------------------------------------------------------------------------------------------------
U.S. - Government Obligations - 0.2%      764   Dallas, Texas, GO, Series C, 5.25%, 2/15/24                                 759,561
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -     294   Sprint Capital Corp., 6.375%, 5/01/09                                       289,590
0.2%                                      390   Vodafone Group Plc, 7.75%, 2/15/10                                          413,310
                                          147   Vodafone Group Plc, 6.25%, 11/30/32                                         139,342
                                                                                                                      -------------
                                                                                                                            842,242
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds
                                                (Cost - $83,673,313) - 20.4%                                             82,976,652
-----------------------------------------------------------------------------------------------------------------------------------
                                                Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                        1,463   Canadian Government International Bond, 5.25%,
                                                11/05/08                                                                  1,490,731
                                          257   Chile Government International Bond, 5.50%,
                                                1/15/13                                                                     271,906
                                          368   China Government International Bond, 7.30%,
                                                12/15/08                                                                    379,581
                                          294   Export-Import Bank of Korea, 5.125%, 2/14/11                                299,851
                                          459   Export-Import Bank of Korea, 5.125%, 3/16/15                                440,957
                                          735   Inter-American Development Bank, 6.80%,
                                                10/15/25                                                                    906,866
                                          496   Italy Government International Bond, 4%, 6/16/08                            497,821
                                          331   Italy Government International Bond, 6%, 2/22/11                            362,996

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
                                       (000)    Foreign Government Obligations                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $   309   Italy Government International Bond, 4.50%,
                                                1/21/15                                                               $     326,621
                                          772   Italy Government International Bond, 6.875%,
                                                9/27/23                                                                     956,878
                                          386   Italy Government International Bond, 5.375%,
                                                6/15/33                                                                     404,703
                                          350   Mexico Government International Bond Series A,
                                                6.75%, 9/27/34                                                              390,425
                                          162   Poland Government International Bond, 5%,
                                                10/19/15                                                                    169,556
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Foreign Government Obligations
                                                (Cost - $6,637,398) - 1.7%                                                6,898,892
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                        Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                    120   Lehman Brothers Holdings Capital Trust V,
                                                5.857% (a)(d)                                                                75,900
                                          550   Mellon Capital IV Series 1, 6.244% (a)(d)                                   424,747
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Capital Trusts
                                                (Cost - $670,000) - 0.1%                                                    500,647
-----------------------------------------------------------------------------------------------------------------------------------
State                                           Municipal Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.2%                           662   Illinois State, General Obligation, 5.10%, 6/01/33                          661,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Municipal Bonds
                                                (Cost - $606,998) - 0.2%                                                    661,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency                 60,800   Federal Home Loan Bank, 1.50%, 4/01/08                                   60,800,000
Obligations* - 27.3%                   50,000   U.S. Treasury Bills, 1.70%, 4/16/08                                      49,964,583
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $110,764,583) - 27.3%                                           110,764,583
-----------------------------------------------------------------------------------------------------------------------------------

                                    Contracts+  Options Purchased (f)
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                     12   Receive a fixed rate of 5.78% and pay a floating rate
                                                based on 3-month LIBOR, expiring August 2010,
                                                Broker Deutsche Bank AG                                                   1,145,952
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                      12   Pay a fixed rate of 5.78% and receive a floating rate
                                                based 3-month LIBOR, expiring August 2010, Broker
                                                Deutsche Bank AG                                                            279,048
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Purchased
                                                (Premiums Paid - $919,200) - 0.3%                                         1,425,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before TBA Sale Commitments
                                                (Cost - $519,231,549++) - 128.1%                                        520,819,489
-----------------------------------------------------------------------------------------------------------------------------------

                                        Par
                                       (000)    TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                      $  (600)     5.00%, 4/15/23 - 6/01/36                                                (594,313)
                                         (800)     6.00%, 2/01/13 - 10/01/37                                               (819,833)
                                       (1,500)     6.50%, 1/01/13 - 4/15/38                                              (1,553,868)

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                        Par
                                       (000)    TBA Sale Commitments                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                Freddie Mac Mortgage Participation Certificates:
                                      $(8,200)     5.00%, 11/01/17 - 2/01/36                                          $  (8,226,033)
                                       (7,800)     5.50%, 12/01/16 - 5/01/37                                             (7,882,992)
                                                Ginnie Mae MBS Certificates:
                                       (1,500)     5.50%, 1/15/35 - 5/15/38                                              (1,525,785)
                                       (3,000)     6.00%, 4/20/26 - 6/15/35                                              (3,099,951)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total TBA Sale Commitments
                                                (Proceeds Received - $23,404,325) - (5.8%)                              (23,702,775)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of TBA Sale Commitments
                                                (Cost - $495,827,224) - 122.3%                                          497,116,714
                                                Liabilities in Excess of Other Assets - (22.3%)                         (90,649,592)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 406,467,122
                                                                                                                      =============

* Short-Term U.S. Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.

+     One contract represents a notional amount of $1,000,000.

++ The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 519,908,486
                                                                  =============
      Gross unrealized appreciation                               $   6,319,551
      Gross unrealized depreciation                                  (5,408,548)
                                                                  -------------
      Net unrealized appreciation                                 $     911,003
                                                                  =============

(a)   Variable rate security. Rate shown is as of report date.

(b) Represents or includes a "to-be-announced" transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.

(c) All or a portion of security held as collateral in connection with open financial futures contracts or swaps.

(d)   The security is a perpetual bond and has no stated maturity date.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the Series is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2008 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                      Expiration                  Face        Unrealized Appreciation
Contracts                     Issue                      Date                    Value             (Depreciation)
---------------------------------------------------------------------------------------------------------------------
      169            2-Year U.S. Treasury Bond        June 2008            $     36,290,886   $               (13,980)
      458           10-Year U.S. Treasury Bond        June 2008            $     53,500,812                   979,719
      101           30-Year U.S. Treasury Bond        June 2008            $     11,817,363                   181,121
       14               Euro Dollar Future            June 2009            $      3,405,943                    11,107
---------------------------------------------------------------------------------------------------------------------
Total Unrealized Appreciation - Net                                                           $             1,157,967
                                                                                              =======================

--------------------------------------------------------------------------------

o Financial futures contracts sold as of March 31, 2008 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                      Expiration                  Face               Unrealized
Contracts                     Issue                      Date                    Value              Depreciation
---------------------------------------------------------------------------------------------------------------------
      648            5-Year U.S. Treasury Bond        June 2008            $     73,388,059   $              (635,816)
       14               Euro Dollar Future            June 2010            $      3,376,826                    (8,549)
---------------------------------------------------------------------------------------------------------------------
Total Unrealized Depreciation - Net                                                           $              (644,365)
                                                                                              =======================

o Swaps outstanding as of March 31, 2008 were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                              Notional
                                                                               Amount         Unrealized Appreciation
                                                                                (000)             (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires December 2009                                                      $         15,300   $               578,921

Receive a fixed rate of 4.10% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009                                                      $         11,900                   467,670

Pay a fixed rate of 3.535% and receive a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2010                                                       $         27,400                  (460,320)

Receive a fixed rate of 5.1405% and pay a floating rate based on 3-month
USD LIBOR
Broker, JPMorgan Chase
Expires August 2012                                                        $         21,700                 1,807,219

Receive a fixed rate of 4.87% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2012                                                     $         43,000                 3,079,918

Receive a fixed rate of 4.9775% and pay a floating rate based on 3-month
USD-LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2012                                                     $         35,000                 2,651,880

Master Core Bond Enhanced Index Series
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

                                                                              Notional
                                                                               Amount         Unrealized Appreciation
                                                                                (000)             (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Bought credit default protection on Dow Jones CDX North America
Investment Grade Index Series 10 Class V1 and pay 1.55%
Broker, Lehman Brothers Special Financing
Expires June 2013                                                          $          3,132   $                16,430

Bought credit default protection on Dow Jones CDX North America
Investment Grade Index 10 Series V1 and pay 1.55%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013                                                          $          3,128                    12,035

Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires July 2017                                                          $          6,500                  (849,908)

Pay a fixed rate of 5.762% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                                          $         25,200                (3,560,054)

Receive a fixed rate of 5.324% and pay a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires August 2017                                                        $         11,500                 1,213,549

Pay a fixed rate of 5.16625% and receive a floating rate based on 3-
month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2017                                                     $         19,800                (1,829,817)

Pay a fixed rate of 4.54% and receive a floating rate based on 3-month
USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires December 2017                                                      $          7,100                  (368,937)

Pay a fixed rate of 4.31% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires January 2018                                                       $          3,700                   (76,161)

Pay a fixed rate of 4.585% and receive a floating rate based on 3-month
USD LIBOR
Broker, Credit Suisse First Boston
Expires January 2018                                                       $          2,500                  (106,677)
---------------------------------------------------------------------------------------------------------------------
Total                                                                                         $             2,575,748
                                                                                              =======================

Master Core Bond Enhanced Index Series

o Effective January 1, 2008, the Master Core Bond Enhanced Index Series (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

         o Level 1 - price quotations in active markets/exchanges for identical securities

         o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

         o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

------------------------------------------------------------------
Valuation                Investments in            Other Financial
Inputs                     Securities                Instruments*
------------------------------------------------------------------
Level 1                              0             $       513,602
Level 2                  $ 495,691,714                   4,000,748
Level 3                              0                           0
------------------------------------------------------------------
Total                    $ 495,691,714             $     4,514,350
==================================================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

     Date: May 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

     Date: May 22, 2008

     By:  /s/ Neal J. Andrews
          ---------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

     Date: May 22, 2008